Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2019	2018
Non-current
Concession fee payable (*)	777,093	791,474
Advances from customers	21,437	24,763
Provisions for legal claims (****)	5,319	7,966
Provision for maintenance costs (**)	20,034	21,685
Other taxes payable	2,548	4,430
Employee benefit obligation (***)	8,079	8,038
Salary payable	488	496
Other liabilities with related parties (Note 27)	1,726	1,785
Other payables	11,686	10,959
	848,410	871,596
Current
Concession fee payable (*)	120,578	116,480
Other taxes payable	22,956	24,411
Salary payable	37,976	39,565
Other liabilities with related parties (Note 27)	5,812	926
Advances from customers	4,848	6,030
Provision for maintenance cost (**)	8,887	7,412
Expenses provisions	1,934	2,030
Provisions for legal claims (****)	1,159	1,717
Other payables	25,972	26,877
	230,122	225,448

(*) The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.

(**) Changes in the year of the Provision for maintenance costs is as follows:

	2019	2018
Balances at the beginning of the year	29,097	31,703
Accrual of the year	3,134	2,947
Use of the provision	(2,750)	(2,804)
Provision reversal	—	(1,377)
Translation differences and inflation adjustment	(560)	(1,372)
Balances at the end of the year	28,921	29,097

(***) TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

(****) Changes in the year of the provision for legal claims is as follows:

	2019	2018
Balances at the beginning of the year	9,683	8,925
Accrual of the year	1,153	4,283
Use of the provision	(3,485)	(1,638)
Translation differences and inflation adjustment	(873)	(1,887)
Balances at the end of the year	6,478	9,683

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2019	230,181	90,917	275,982	1,867,441	2,464,521
At December 31, 2018	224,468	87,901	268,503	2,091,094	2,671,966

Schedule of changes in the year of the concession fee payable

	2019	2018
Balances at the beginning of the year	907,954	971,043
Concession fee payable due to concession extension	4,359	—
Financial result	88,488	86,331
Concession fees	146,884	146,649
Payments	(208,310)	(146,277)
Payments in advance	(3,595)	—
Others	—	(2,652)
Translation differences and inflation adjustment	(38,109)	(147,140)
Balances at the end of the year	897,671	907,954

Schedule of changes in the year of the Provision for maintenance costs

	2019	2018
Balances at the beginning of the year	29,097	31,703
Accrual of the year	3,134	2,947
Use of the provision	(2,750)	(2,804)
Provision reversal	—	(1,377)
Translation differences and inflation adjustment	(560)	(1,372)
Balances at the end of the year	28,921	29,097

Schedule of changes of the provision

	2019	2018
Balances at the beginning of the year	8,038	9,068
Actuarial gain/loss (in other comprehensive income)	227	(504)
Interest for services	136	160
Service Cost	304	256
Amounts paid in the year	(495)	(613)
Translation differences and inflation adjustment	(131)	(329)
At the end of the year	8,079	8,038

Schedule of changes in the year of the provision for legal claims

	2019	2018
Balances at the beginning of the year	9,683	8,925
Accrual of the year	1,153	4,283
Use of the provision	(3,485)	(1,638)
Translation differences and inflation adjustment	(873)	(1,887)
Balances at the end of the year	6,478	9,683

Toscana Aeroporti S.p.a.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	6,207	6,895	6,637	6,441	6,409	6,596

Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,479	1,671	1,673	1,476	1,539	1,606